Significant Shareholdings and Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2020
Related Party [Abstract]
Schedule of ownership interest
The compensation of the members of our Board of Directors was:

	2020 £’000	2019 £’000	2018 £’000

Remuneration paid	£1,405	£1,281	£1,204
Company contribution to pension scheme	71	65	50
Share-based compensation	1,731	1,164	107
Total	£3,207	£2,510	£1,361

Emoluments of highest paid director:
Remuneration paid	£694	£620	£589
Company contributions to pension scheme	53	47	34
Share-based compensation	970	501	25
Total	£1,717	£1,168	£648
At 30 June 2020, the Group held 100% of the share capital of the following entities:

Subsidiary	Country of Incorporation	Class of Shares Held	Percentage of Shares Held	Principal Activity
Endava (UK) Limited	United Kingdom	Ordinary	100%	Provision of IT services
Endava (Managed Services) Limited	United Kingdom	Ordinary	100%	Provision of IT services
ICS Endava SRL	Moldova	Ordinary	100%	Provision of IT services
Endava Romania SRL	Romania	Ordinary	100%	Provision of IT services
Endava (Ireland) Limited	Ireland	Ordinary	100%	Provision of IT services
Endava GmbH	Germany	Ordinary	100%	Provision of IT services
Endava DOOEL Skopje	North Macedonia	Ordinary	100%	Provision of IT services
Endava Inc.	United States	Ordinary	100%	Provision of IT services
Endava d.o.o. Beograd	Serbia	Ordinary	100%	Provision of IT Services
Endava Holding B.V.	The Netherlands	Ordinary	100%	Holding Company
Endava B.V.	The Netherlands	Ordinary	100%	Provision of IT services
Endava EOOD	Bulgaria	Ordinary	100%	Provision of IT services
Endava S.A.S.	Colombia	Ordinary	100%	Provision of IT Services
Endava ApS	Denmark	Ordinary	100%	Provision of IT Services
Endava LLC	United States	Ordinary	100%	Provision of IT Services
Endava Holdings Inc	United States	Ordinary	100%	Holding Company
Endava Nearshore Ventures LLC	United States	Ordinary	100%	Provision of IT Services
Endava Vnz S.C.A.	Venezuela	Ordinary	100%	Provision of IT Services
Endava Argentina SRL	Argentina	Ordinary	100%	Provision of IT Services
Endava Colombia S.A.S.	Colombia	Ordinary	100%	Provision of IT Services
Endava Uruguay SRL	Uruguay	Ordinary	100%	Provision of IT Services
Intuitus Limited	United Kingdom	Ordinary	100%	Provision of IT services
Endava Singapore Pte. Ltd	Singapore	Ordinary	100%	Provision of IT Services
Endava Australia Pty Ltd	Australia	Ordinary	100%	Provision of IT Services
Endava Berlin GmbH	Germany	Ordinary	100%	Provision of IT Services
Exozet Neue Medienproduktion Wien GmbH	Austria	Ordinary	100%	Provision of IT Services
Endava Limited Guernsey Employee Benefit Trust	United Kingdom	Ordinary	100%	Employee Benefit Trust

Dormant Entities

Endava (Romania) Limited	UK	Ordinary	100%
Green Mango Software Services Ltd	UK	Ordinary	100%
Testing4Finance Ltd	UK	Ordinary	100%
Alpheus Limited	UK	Ordinary	100%